Long-Term Debt - Summary of Long-Term Debt (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Revolving credit facilities [Member] USD ($)	Dec. 31, 2011 Revolving credit facilities [Member] USD ($)	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2011 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Co-venturer [Member] U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 Co-venturer [Member] U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 5,559,714,000	$ 5,444,373,000	$ 1,627,979,000	$ 2,244,634,000	$ 447,115,000	$ 446,825,000	$ 467,223,000	$ 100,417,000	$ 2,432,374,000	$ 2,069,860,000	$ 230,359,000	$ 220,450,000	$ 341,382,000	€ 258,800,000	$ 348,905,000	€ 269,200,000	$ 13,300,000	$ 13,300,000	$ 13,282,000	$ 13,282,000
Less current portion	797,411,000	401,376,000
Long-term portion	$ 4,762,303,000	$ 5,042,997,000